Other non-current financial assets	12 Months Ended
Dec. 31, 2025
Categories of non-current financial assets [abstract]
Other non-current financial assets
18. Other non-current financial assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2025	2024
Guarantee deposits	32,375	34,021
Lease receivables from sublease	1,235	1,585
Other	4,886	5,880
Total other non-current financial assets	38,496	41,486
There are no expected credit losses associated with the guarantee deposits.
Other primarily related to investments in other companies, which are measured at fair value at December 31, 2025 and 2024.